INTERESTS IN OTHER ENTITIES - Disclosure of Key Assumptions in Calculating VIU for Investments (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Santander UK plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	10.00%	10.00%
Increase in discount rate	1.00%	1.00%
Value in use estimate, impairment decrease sensitivity for cash flows adjustment	£ 1,168	£ 1,261
Value in use estimate, impairment decrease sensitivity for discount rate adjustment	£ 910	£ 1,026
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	10.00%	10.00%
Increase in discount rate	1.00%	1.00%
Value in use estimate, impairment decrease sensitivity for cash flows adjustment	£ 46	£ 50
Value in use estimate, impairment decrease sensitivity for discount rate adjustment	£ 30	£ 34